Investment in and advances to unconsolidated joint venture (Details) (CAD)	0 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 25, 2011 joint_venture_partner
Schedule of Equity Method Investments [Line Items]
Proceeds on the wind up of the JV		2,170,000	0	0
Investment in and advances to unconsolidated joint venture		0	1,574,000
Condensed financial data for investment in and advances to unconsolidated joint venture [Abstract]
Equity in (earnings) loss of unconsolidated joint venture (note 9)		(596,000)	(86,000)	2,720,000
Noramac Joint Venture
Schedule of Equity Method Investments [Line Items]
Proportionate interest in Noramac Joint Venture (percent)					50.00%
Ownership interest in Noramac Ventures (percent)					49.00%
Number of joint venture partners					2
Proceeds on the wind up of the JV	2,170,000
Investment in and advances to unconsolidated joint venture		0	1,574,000
Condensed financial data for investment in and advances to unconsolidated joint venture [Abstract]
Current assets		0	6,556,000
Current liabilities		0	10,716,000
Gross revenues		1,192,000	1,922,000	12,196,000
Gross (profit) loss		(1,192,000)	(1,922,000)	2,483,000
Net (income) loss		(1,192,000)	(172,000)	5,440,000
Equity in (earnings) loss of unconsolidated joint venture (note 9)		(596,000)	(86,000)	2,720,000